Stock Based Compensation Plans (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Maximum number of options available under the plan	8,750,000
Options available for grant	2,307,000
Maximum term of options	10 years
Non-cash compensation expense	$ 0	$ 31,000
Amount payable in event of change of control	$ 7,100,000